Taxes	6 Months Ended
Jun. 30, 2022
Taxes
Taxes

11.	Taxes

11.1.	Income taxes

	Current assets		Current liabilities		Non-current liabilities
	06.30.2022	12.31.2021	06.30.2022	12.31.2021	06.30.2022	12.31.2021
Taxes in Brazil
Income taxes	140	133	1,583	682	-	-
Income taxes - Tax settlement programs	-	-	47	43	310	300
	140	133	1,630	725	310	300
Taxes abroad	2	30	292	8	-	-
Total	142	163	1,922	733	310	300

Reconciliation between statutory income tax rate and effective income tax rate

The following table provides the reconciliation of Brazilian statutory tax rate to the Company’s effective rate on income before income taxes:

	Jan-Jun/2022	Jan-Jun/2021	Apr-Jun/2022	Apr-Jun/2021
Net income before income taxes	29,564	12,459	16,350	11,940
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)	(10,051)	(4,236)	(5,559)	(4,060)
Adjustments to arrive at the effective tax rate:
Tax benefits from the deduction of interest on capital distribution	383	-	383	-
Different jurisdictional tax rates for companies abroad	394	(70)	203	(93)
Brazilian income taxes on income of companies incorporated outside Brazil (*)	(628)	(199)	(329)	6
Tax loss carryforwards (unrecognized tax losses)	(1)	(21)	(10)	9
Non-taxable income (non-deductible expenses), net (**)	68	234	44	195
Post-employment benefits	(186)	(90)	(44)	(46)
Results of equity-accounted investments in Brazil and abroad	120	279	(3)	205
Others	26	-	6	-
Income taxes	(9,875)	(4,103)	(5,309)	(3,784)
Deferred income taxes	(1,989)	(3,883)	(28)	(3,683)
Current income taxes	(7,886)	(220)	(5,281)	(101)
Effective tax rate of income taxes	33.4%	32.9%	32.5%	31.7%
(*) It relates to Brazilian income taxes on earnings of offshore investees, as established by Law No. 12,973/2014.
(**) It includes provisions for legal proceedings.

Deferred income taxes - non-current

The composition of deferred tax assets and liabilities is set out in the following table:

Nature	Realization basis	06.30.2022	12.31.2021
PP&E - Exploration and decommissioning costs	Depreciation, amortization and write-offs of assets	(781)	(1,362)
PP&E - Impairment	Amortization, impairment reversals and write-offs of assets	4,643	4,382
PP&E - depreciation methods and capitalized borrowing costs	Depreciation, amortization and write-offs of assets	(15,461)	(12,924)
Loans, trade and other receivables / payables and financing	Payments, receipts and considerations	1,418	3,490
Lease liabilities	Appropriation of the considerations	589	1,244
Provision for legal proceedings	Payments and use of provisions	757	605
Tax loss carryforwards	30% of taxable income compensation	643	1,827
Inventories	Sales, write-downs and losses	340	228
Employee Benefits	Payments and use of provisions	1,216	1,250
Others		289	635
Total		(6,347)	(625)
Deferred tax assets		548	604
Deferred tax liabilities (*)		(6,895)	(1,229)
(*) Changes in deferred tax liabilities are mainly due to the offsetting of the tax losses carryforwards and negative basis of CSLL, and to the use of the benefit of accelerated tax depreciation.

The changes in the deferred income taxes are presented as follows:

	Jan-Jun/2022	Jan-Jun/2021
Opening Balance	(625)	6,256
Recognized in the statement of income for the period	(1,989)	(3,883)
Recognized in shareholders’ equity	(2,571)	(2,202)
Cumulative translation adjustment	(29)	(58)
Use of tax loss carryforwards	(1,137)	-
Others	4	2
Closing balance	(6,347)	115

11.2.	Other taxes

	Current assets		Non-current assets		Current liabilities		Non-current liabilities (*)
	06.30.2022	12.31.2021	06.30.2022	12.31.2021	06.30.2022	12.31.2021	06.30.2022	12.31.2021
Taxes in Brazil
Current / Non-current ICMS (VAT)	714	665	388	379	752	995	-	-
Current / Non-current PIS and COFINS (**)	322	418	2,339	2,030	295	499	66	45
Claim to recover PIS and COFINS	-	-	643	594	-	-	-	-
CIDE	1	6	-	-	26	42	-	-
Production taxes	-	-	-	-	2,462	2,147	22	21
Withholding income taxes	-	-	-	-	56	86	-	-
Tax Settlement Program	-	-	-	-	50	67	7	6
Others	41	48	269	249	111	142	80	70
Total in Brazil	1,078	1,137	3,639	3,252	3,752	3,978	175	142
Taxes abroad	54	46	9	9	32	23	-	-
Total	1,132	1,183	3,648	3,261	3,784	4,001	175	142
(*) Other non-current taxes are classified as other non-current liabilities.
(**) It includes US$ 75 (US$ 104 as of December 31, 2021) related to exclusion of ICMS (VAT tax) in the basis of calculation of sales taxes PIS and COFINS (contributions for the social security).

Claim to recover PIS and COFINS

The Company filed four civil lawsuits, in the Regional Federal Court of the Second Region, against the Brazilian Federal Government, claiming to recover PIS and COFINS paid over finance income and foreign exchange variation gains, from February 1999 to January 2004.

The court granted to the Company, in all the lawsuits, the definitive right to recover those taxes. Two lawsuits have resulted in judicialized debts (precatórios) in the amounts claimed by the Company.

Regarding the two remaining cases, both had rulings by the court favorable to the Company and, in one of them, the Brazilian Federal Government has already expressed its agreement.

As of June 30, 2022, the Company had non-current receivables of US$ 643 (US$ 594 as of December 31, 2021) related to PIS and COFINS, which are indexed to inflation.